Expense Example, No Redemption - 1290 Retirement 2025 Fund	Mar. 01, 2021 USD ($)
Class T Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 340
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,231
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	399
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,759
Class R Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,298
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	637
Expense Example, No Redemption, 3 Years	1,000
Expense Example, No Redemption, 5 Years	1,388
Expense Example, No Redemption, 10 Years	$ 2,470